Fair Value of Assets & Liabilities (Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	$ 1,416,345	$ 897,071
Loans held-for-sale	20,881	24,269
Securities available-for-sale (Note 3)	5,170,255	3,943,499
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale	20,881	24,269
Securities available-for-sale (Note 3)	4,931,402	3,781,994
Total other assets	121,456	155,479
Total assets	6,490,084	4,858,813
Total trading liabilities - fixed income	638,515	561,848
Total other liabilities	85,061	135,897
Total liabilities	723,576	697,745
Recurring | U.S. treasuries
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading liabilities - fixed income	506,679	381,229
Recurring | Other U.S. Government Agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading liabilities - fixed income		844
Recurring | Corporates and other debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading liabilities - fixed income	131,836	179,775
Recurring | Derivatives, forwards and futures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other liabilities	9,535	33,274
Recurring | Derivatives, interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other liabilities	69,842	96,371
Recurring | Derivatives, other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other liabilities	5,684	6,252
Recurring | Fixed Income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	1,414,194	894,503
Recurring | U.S. treasuries
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	128,995	146,988
Securities available-for-sale (Note 3)	99	100
Recurring | Government agency issued mortgage-backed securities (“MBS”)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	227,038	256,611
Securities available-for-sale (Note 3)	2,577,376	2,208,687
Recurring | Government agency issued collateralized mortgage obligations (“CMO”)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	275,014	150,058
Securities available-for-sale (Note 3)	2,269,858	1,547,958
Recurring | Other U.S. Government Agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	54,699	52,314
Recurring | States and municipalities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	34,573	60,351
Recurring | Corporates and other debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	693,877	227,939
Securities available-for-sale (Note 3)	55,782
Recurring | SBA - Interest Only Strips
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale (Note 3)	1,270
Recurring | Equity, Mutual Funds, And Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	(2)	242
Securities available-for-sale (Note 3)	27,017	25,249
Recurring | Trading securities—mortgage banking
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	2,151	2,568
Recurring | Mortgage servicing rights
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets		985
Recurring | Deferred compensation assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets	39,822	32,840
Recurring | Derivatives, forwards and futures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets	10,161	33,587
Recurring | Derivatives, interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets	71,473	88,025
Recurring | Derivatives, other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets		42
Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale	0	0
Securities available-for-sale (Note 3)	27,017	25,249
Total other assets	49,983	66,427
Total assets	77,000	91,676
Total trading liabilities - fixed income	0	0
Total other liabilities	9,535	33,274
Total liabilities	9,535	33,274
Recurring | Level 1 | U.S. treasuries
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading liabilities - fixed income	0	0
Recurring | Level 1 | Other U.S. Government Agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading liabilities - fixed income		0
Recurring | Level 1 | Corporates and other debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading liabilities - fixed income	0	0
Recurring | Level 1 | Derivatives, forwards and futures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other liabilities	9,535	33,274
Recurring | Level 1 | Derivatives, interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other liabilities	0	0
Recurring | Level 1 | Derivatives, other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other liabilities	0	0
Recurring | Level 1 | Fixed Income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0	0
Recurring | Level 1 | U.S. treasuries
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0	0
Securities available-for-sale (Note 3)	0	0
Recurring | Level 1 | Government agency issued mortgage-backed securities (“MBS”)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0	0
Securities available-for-sale (Note 3)	0	0
Recurring | Level 1 | Government agency issued collateralized mortgage obligations (“CMO”)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0	0
Securities available-for-sale (Note 3)	0	0
Recurring | Level 1 | Other U.S. Government Agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0	0
Recurring | Level 1 | States and municipalities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0	0
Recurring | Level 1 | Corporates and other debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0	0
Securities available-for-sale (Note 3)	0
Recurring | Level 1 | SBA - Interest Only Strips
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale (Note 3)	0
Recurring | Level 1 | Equity, Mutual Funds, And Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0	0
Securities available-for-sale (Note 3)	27,017	25,249
Recurring | Level 1 | Trading securities—mortgage banking
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0	0
Recurring | Level 1 | Mortgage servicing rights
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets		0
Recurring | Level 1 | Deferred compensation assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets	39,822	32,840
Recurring | Level 1 | Derivatives, forwards and futures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets	10,161	33,587
Recurring | Level 1 | Derivatives, interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets	0	0
Recurring | Level 1 | Derivatives, other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets		0
Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale	1,955	2,345
Securities available-for-sale (Note 3)	4,903,115	3,756,745
Total other assets	71,473	88,067
Total assets	6,390,737	4,741,655
Total trading liabilities - fixed income	638,515	561,848
Total other liabilities	69,881	96,378
Total liabilities	708,396	658,226
Recurring | Level 2 | U.S. treasuries
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading liabilities - fixed income	506,679	381,229
Recurring | Level 2 | Other U.S. Government Agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading liabilities - fixed income		844
Recurring | Level 2 | Corporates and other debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading liabilities - fixed income	131,836	179,775
Recurring | Level 2 | Derivatives, forwards and futures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other liabilities	0	0
Recurring | Level 2 | Derivatives, interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other liabilities	69,842	96,371
Recurring | Level 2 | Derivatives, other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other liabilities	39	7
Recurring | Level 2 | Fixed Income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	1,414,194	894,498
Recurring | Level 2 | U.S. treasuries
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	128,995	146,988
Securities available-for-sale (Note 3)	99	100
Recurring | Level 2 | Government agency issued mortgage-backed securities (“MBS”)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	227,038	256,611
Securities available-for-sale (Note 3)	2,577,376	2,208,687
Recurring | Level 2 | Government agency issued collateralized mortgage obligations (“CMO”)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	275,014	150,058
Securities available-for-sale (Note 3)	2,269,858	1,547,958
Recurring | Level 2 | Other U.S. Government Agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	54,699	52,314
Recurring | Level 2 | States and municipalities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	34,573	60,351
Recurring | Level 2 | Corporates and other debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	693,877	227,934
Securities available-for-sale (Note 3)	55,782
Recurring | Level 2 | SBA - Interest Only Strips
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale (Note 3)	0
Recurring | Level 2 | Equity, Mutual Funds, And Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	(2)	242
Securities available-for-sale (Note 3)	0	0
Recurring | Level 2 | Trading securities—mortgage banking
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0	0
Recurring | Level 2 | Mortgage servicing rights
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets		0
Recurring | Level 2 | Deferred compensation assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets	0	0
Recurring | Level 2 | Derivatives, forwards and futures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets	0	0
Recurring | Level 2 | Derivatives, interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets	71,473	88,025
Recurring | Level 2 | Derivatives, other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets		42
Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale	18,926	21,924
Securities available-for-sale (Note 3)	1,270	0
Total other assets	0	985
Total assets	22,347	25,482
Total trading liabilities - fixed income	0	0
Total other liabilities	5,645	6,245
Total liabilities	5,645	6,245
Recurring | Level 3 | U.S. treasuries
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading liabilities - fixed income	0	0
Recurring | Level 3 | Other U.S. Government Agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading liabilities - fixed income		0
Recurring | Level 3 | Corporates and other debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading liabilities - fixed income	0	0
Recurring | Level 3 | Derivatives, forwards and futures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other liabilities	0	0
Recurring | Level 3 | Derivatives, interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other liabilities	0	0
Recurring | Level 3 | Derivatives, other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other liabilities	5,645	6,245
Recurring | Level 3 | Fixed Income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0	5
Recurring | Level 3 | U.S. treasuries
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0	0
Securities available-for-sale (Note 3)	0	0
Recurring | Level 3 | Government agency issued mortgage-backed securities (“MBS”)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0	0
Securities available-for-sale (Note 3)	0	0
Recurring | Level 3 | Government agency issued collateralized mortgage obligations (“CMO”)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0	0
Securities available-for-sale (Note 3)	0	0
Recurring | Level 3 | Other U.S. Government Agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0	0
Recurring | Level 3 | States and municipalities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0	0
Recurring | Level 3 | Corporates and other debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0	5
Securities available-for-sale (Note 3)	0
Recurring | Level 3 | SBA - Interest Only Strips
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale (Note 3)	1,270
Recurring | Level 3 | Equity, Mutual Funds, And Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0	0
Securities available-for-sale (Note 3)	0	0
Recurring | Level 3 | Trading securities—mortgage banking
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	2,151	2,568
Recurring | Level 3 | Mortgage servicing rights
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets		985
Recurring | Level 3 | Deferred compensation assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets	0	0
Recurring | Level 3 | Derivatives, forwards and futures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets	0	0
Recurring | Level 3 | Derivatives, interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets	$ 0	0
Recurring | Level 3 | Derivatives, other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets		$ 0